Taxes (Details 3) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Provision of doubtful accounts	$ 551,534	$ 296,535
Tax loss carried forwards	2,031,165	1,729,036
Valuation allowance on tax losses	(2,031,165)	(1,729,036)
Deferred tax assets, net	$ 551,534	$ 296,535